Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements

At December 31, 2015, the future minimum payments for the operating leases are as follows (in thousands):

Year Ended December 31,
2016	$1,113
2017	1,106
2018	963
2019	823
Total future minimum payments	$4,005